Other Receivables- Long Term (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other non-current receivables [abstract]
Schedule of other long term receivables
	December 31,
	2022	2021

Income receivables	180	280
Restricted bank deposits (1)	184	189

	364	469

(1)	Restricted bank deposits which are primarily used as security for the Company’s office leases.